UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end: October 31

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
A T & T, Inc.	4/29/2011	014 154 800	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat ind auditors	Issuer	For
For		3. Approve 2011 Incentive Plan	Issuer	For
For		4. Advisory vote on exe. Comp.	Issuer	For
3 year		5. Advisory vote on frequency of vote on exe. Comp	Issuer	3 years
Against		6. Political contributions	shareholder	Against
Against		7. Special stockholder meetings	shareholder	Against
Against		8. Written consent	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Pfizer Incorp.	4/28/2011	717 081 103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2, Rat KPMG	Issuer	For
For		3. Adv. Vote on exe. Comp	Issuer	For
2 years		4. Frequency of future vote on exe comp.	Issuer	2 years
Against		5. Prop re publication of political contributions	shareholder	Against
Against		6. Prop re public policy initiatives	shareholder	Against
Against		7. Prop re pharmeaceutical price restraints	shareholder	Against
Against		8. Prop re action by written consent	shareholder	Against
Against		9. Prop re special shareholder meetings	shareholder	Against
Against		10. Prop re animal research	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Verizon Comm.	5/5/2011	923 43V 104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat ind reg. public a/c firm	Issuer	For
For		3. Advisory vote related to exe. Comp.	Issuer	For
1 years		4. Frequency on votes for exe. Comp.	Issuer	1 year
Against		5. Disclose prior goernment service	shareholder	Against
Against		6. Performan stock unite performance thresholds	shareholder	Against
Against		7. Cumulative voting	shareholder	Against
Against		8. Shareholder right to calla special meeting	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
The Coca-Cola Co.	4/27/2011	191 216 100	KO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat Ernst & Young	Issuer	For
For		3. Approval of the performance measures under plan.	Issuer	For
For		4. Approval of the plan to preserve the tax deduct. Of awards.	Issuer	For
For		5. Advisory vote on exe. Comp	Issuer	For
1 year		6. Advisory vote on frequency of pay vote	Issuer	1 year
Against		7. Proposal re a report on Bisphenol-A	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Kraft Foods, Inc.	5/24/2011	500 75N 104	KFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Advisory Vote on exe. Comp.	Issuer	For
1 year		3. Frequency of an exe. Comp vote.	Issuer	1 years
For		4. Approval of 2006 stock comp. plan for non-employee Dire.	Issuer	For
For		5. Rat PricewaterhouseCoopers	Issuer	For

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
General Electric	4/27/2011	369 604 103	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat KPMG	Issuer	For
For		3. Advisory resolution on exe. Comp	Issuer	For
1 years		4. Frequency of vuture votes on exe. Comp	Issuer	1 year
Against		5. Cumulative voting	shareholder	Against
Against		6. Future Stock options	shareholder	Against
Against		7. Withdraw stock options granted to executives	shareholder	Against
Against		8. Climate change risk disclosure	shareholder	Against
Against		9. Transparency in animal research	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
McDonalds	5/19/2011	580 135 101	MCD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Adv. On appmnt. Of ind reg public a/cing firm	Issuer	For
For		3. Adv. Vote on executive comp	Issuer	For
1 Year		4.Adv. Vote frequency of votes on exe. Comp	Issuer	For
For		5. Eliminate super majority voting requirements in Article 12.	Issuer	For
For		6. Eliminate super majority voting requirements in Aritcle 13.	Issuer	For
For		7. Eliminate super majority voting requirements in Article 14.	Issuer	For
Against		8. Adv. Vote on porp relating to classified board.	shareholder	Against
Against		9. Adv. Vote on prop relating to the use of controlled	shareholder	Against
atmosphere stunning.
Against		10. Adv. Vote on prop relating to a report on children's nutrition	shareholder	Against
Against		11. Adv. Vote on prop relating to beverage containers.	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Frontier Comm.	5/12/2011	359 06A 108	FTR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Adv. Prop. On executive comp.	Issuer	For
1 year		3. Frequency of vote on exe. Comp	Issuer	For
Against		4. A shareholder proposal.	shareholder	Against
For		5. Rat KPMG	Issuer	For

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Merck & Co.	5/24/2011	589 33Y 105	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat ind. Reg. public accounting firm.	Issuer	For
For		3. Adv. Vote on exe. Comp	Issuer	For
3 years		4. Frequency of votes for exe. Comp	Issuer	For

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Chevron Corp.	5/25/2011	166 764 100	CVX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat ind. Reg. public a/cing firm.	Issuer	For
For		3. Adv. Vote on executive officer compensation	Issuer	For
1 year		4. Frequency of votes on executive officer comp.	Issuer	1 year
Against		5. Ind director with environmental expertise	shareholder	Against
Against		6. Human rights committee	shareholder	Against
Against		7. Sustainablility metric for exe. Comp.	shareholder	Against
Against		8. Guidelines for country selection	shareholder	Against
Against		9. Financial risks from climate change	shareholder	Against
Against		10. Hydraulic fracturing	shareholder	Against
Against		11. Offshore oil wells	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Verizon Comm.	5/5/2011	923 43V 104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Director	Issuer	For
For		2. Rat of ind. Reg. public a/c ing firm	Issuer	For
For		3. Adv. Vote related to exe. Comp.	Issuer	For
1 year		4. Frequency of votes on exe. Comp.	Issuer	For
Against		5. Disclose prior government service	shareholder	Against
Against		6. Performance stock unit performance thresholds.	shareholder	Against
Against		7. Cumulative voting	shareholder	Against
Against		8. Shareholder right to call a special meeting.	shareholder	Against

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Intel Corp.	5/19/2011	458 140 100	INTC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat Ernst & Young	Issuer	For
For		3. Amendment of the 2006 equity incentive plan	Issuer	For
For		4. Amendment of the 2006 stock purchase plan	Issuer	For
For		5. Adv. Vote on executive comp.	Issuer	For
No recommendation		6. Frequency of votes for executive compenstation	Issuer	For

Hennessy Balanced
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Home Depot	6/2/2011	437 076 102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat KPMG	Issuer	For
For		3. Advisory vote on executive compensation	Issuer	For
1 year		4. Frequency of votes for executive compensation	Issuer	1 year
For		5. Implement shareholder ability to act by written consent	Issuer	For
Against		6. Prop re cumulative voting	shareholder	Against
Against		7. Prop re special shareholder meetings	shareholder	Against
Against		8. Prop re emplyment diversity report	shareholder	Against
Against		9. Prop re electioneering policies and contributions	shareholder	Against

Hennessy Total Return
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Intel Corp.	5/19/2011	458 140 100	INTC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat Ernst & Young	Issuer	For
For		3. Amendment of the 2006 equity incentive plan	Issuer	For
For		4. Amendment of the 2006 stock purchase plan	Issuer	For
For		5. Adv. Vote on executive comp.	Issuer	For
No recommendation		6. Frequency of votes for executive compenstation	Issuer	For

Hennessy Total Return
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Frontier Comm	5/12/2011	359 06A 108	FTR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Adv. Prop. On executive comp.	Issuer	For
1 year		3. Frequency of votes for exe. Compensation	Issuer	For
Against		4. Consider and vote on shareholder proposal	shareholder	Against
For		5. Rat. KPMG	Issuer	For

Hennessy Total Return
Period:	7/1/10 to 6/30/11

Company Name	Meeting Date	Cusip	Ticker	For/Against Mgmnt
Home Depot	6/2/2011	437 076 102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
For		1. Directors	Issuer	For
For		2. Rat KPMG	Issuer	For
For		3. Advisory vote on executive compensation	Issuer	For
1 year		4. Frequency of votes for executive compensation	Issuer	1 year
For		5. Implement shareholder ability to act by written consent	Issuer	For
Against		6. Prop re cumulative voting	shareholder	Against
Against		7. Prop re special shareholder meetings	shareholder	Against
Against		8. Prop re emplyment diversity report	shareholder	Against
Against		9. Prop re electioneering policies and contributions	shareholder	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hennessy Funds, Inc.

By (Signature and Title)*   /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date  August 8, 2011